Related Parties (Details) - JPY (¥) ¥ in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025
Related Parties [Line Items]
Percentage of entity's revenue	5.00%
Outstanding borrowings	¥ 500
Interest rate	1.75%
Realized gain	¥ 23
Foreign exchange forward transaction amount	1
Total amount of commitment line borrowing	43
Coincheck, Inc. [Member]
Related Parties [Line Items]
Transaction revenue	1,715	¥ 1,619
Subsidiaries [Member] | Line of Credit [Member]
Related Parties [Line Items]
Line of credit	6,000		6,000
Subsidiaries [Member] | Line Contract [Member]
Related Parties [Line Items]
Line of credit	2,304		2,304
Outstanding borrowings	¥ 1,800		¥ 751
Interest rate	5.68%